Income Taxes - Changes in Reserve Associated with Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Income Taxes Changes In Reserve Associated With Uncertain Tax Positions [Abstract]
Balance at January 1	$ 46.5	$ 31.1	$ 4.9
Tax positions related to the current year - additions	14.0	13.7	14.1
Tax positions related to prior years - additions	0.1	1.7	13.6
Tax positions related to prior years - reductions	(1.1)	0	(1.2)
Reductions for settlements with taxing authorities	(1.2)	0	(0.1)
Reductions as a result of a lapse of statutes of limitations	(0.4)	0	(0.2)
Balance at December 31	$ 57.9	$ 46.5	$ 31.1